Geographic Information (Details) - Schedule of long-lived assets by geographic region - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 70,201	$ 51,008
U.S [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	6,433	2,835
Israel [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	61,339	45,835
EMEA [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	1,787	1,142
Asia Pacific [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographic region [Line Items]
Long-lived assets	$ 642	$ 496